NET LOSS PER SHARE - Basic and diluted net loss per share computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (48,058)	$ (39,258)	$ (26,960)
Denominator:
Weighted average number of ordinary shares outstanding (basic)	18,538,046	15,340,277	13,360,185
Weighted average number of ordinary stock outstanding (diluted)	18,538,046	15,340,277	13,360,185
Denominator for basic and diluted net loss per share calculation	18,538,046	15,340,277	13,360,185
Net loss per share (basic) (in $ per share)	$ (2.59)	$ (2.56)	$ (2.02)
Net loss per share (diluted) (in $ per share)	$ (2.59)	$ (2.56)	$ (2.02)